Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) - GBP (£) £ in Thousands	12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022
Disclosure of detailed information about business combination [line items]
Adjustments to consideration transferred				£ 396
GalaxE
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 223,441			223,441		£ 223,045
Equity interests of acquirer	13,778			13,778		13,778
Fair value of contingent consideration	4,443			4,443		4,443
Total consideration transferred, acquisition-date fair value	241,662			241,662		£ 241,266
Adjustments to initial cash consideration	400			396
Adjustments to equity consideration				0
Adjustments to contingent consideration				£ 0
EQ Tek
Disclosure of detailed information about business combination [line items]
Initial cash consideration							£ 13,881
Fair value of deferred consideration							943
Total consideration transferred, acquisition-date fair value							£ 14,824
Adjustments to initial cash consideration	£ (500)
TLM
Disclosure of detailed information about business combination [line items]
Initial cash consideration								£ 3,214
Fair value of deferred consideration								741
Fair value of contingent consideration - tax refund								296
Fair value of contingent consideration								4,082
Total consideration transferred, acquisition-date fair value								£ 8,333
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration		£ 43,003	£ 43,003						£ 44,272
Equity interests of acquirer		5,337	5,337						5,337
Fair value of deferred consideration		2,468	2,468						2,468
Fair value of contingent consideration		5,071	5,071						5,071
Total consideration transferred, acquisition-date fair value		55,879	55,879						£ 57,148
Adjustments to initial cash consideration		(1,269)
Adjustments to equity consideration		0
Adjustments to deferred consideration		0
Adjustments to contingent consideration		0
Adjustments to consideration transferred		(1,269)
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration		7,331	7,331		£ 7,300					£ 7,361
Equity interests of acquirer		2,831	2,831							2,831
Fair value of deferred consideration		1,084	1,084							1,084
Fair value of contingent consideration		3,823	3,823							3,823
Total consideration transferred, acquisition-date fair value		£ 15,069	15,069							£ 15,099
Adjustments to initial cash consideration			(30)
Adjustments to equity consideration			0
Adjustments to deferred consideration			0
Adjustments to contingent consideration			0
Adjustments to consideration transferred			£ (30)
Lexicon
Disclosure of detailed information about business combination [line items]
Initial cash consideration											£ 32,025
Equity interests of acquirer											9,975
Fair value of deferred consideration											1,416
Fair value of contingent consideration											5,877
Total consideration transferred, acquisition-date fair value											£ 49,293